Reconciliation of Assets Depreciation and Additions to Long-Lived Assets from Segments to Consolidated (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Jun. 30, 2012		Jul. 02, 2011		Jul. 03, 2010		Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011
Segment Reporting, Asset Reconciling Item [Line Items]
Net assets held for sale/disposition	$ 5		$ 7,143		$ 6,332
Other assets	578	[1]	461	[1]	646	[1]
Total assets	2,450		9,482		8,778		7,709	8,101	8,991
Discontinued operations	100		181		232
Other depreciation	31	[1]	11	[1]	21	[1]
Total depreciation	266		302		368
Other	7	[1]	2	[1]	6	[1]
Total additions to long-lived assets	177		242		176
North American Retail
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,443		1,430		1,292
Total depreciation	128		98		97
Additions to Long-Lived Assets	160		232		163
North American Foodservice
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	366		382		450
Total depreciation	3		7		15
Additions to Long-Lived Assets	6		3		4
Australian Bakery
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	58		66		58
Total depreciation	4		5		3
Additions to Long-Lived Assets	4		5		3
Operating Segments
Segment Reporting, Asset Reconciling Item [Line Items]
Total assets	1,867		1,878		1,800
Total depreciation	135		110		115
Additions to Long-Lived Assets	$ 170		$ 240		$ 170

[1]	Principally cash and cash equivalents, certain corporate fixed assets, deferred tax assets and certain other noncurrent assets.